Total
Royce Small-Cap Total Return Fund
Royce Small-Cap Total Return Fund Effective July 1, 2024, the “Annual Fund Operating Expenses” table and the “Example” table provided are deleted in their entirety and replaced with the following in order to reflect the establishment of such new contractual expense cap for the Institutional Class shares of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce Small-Cap Total Return Fund	Investment Class	Service Class	Institutional Class
Management fees	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	none	0.25%	none
Other expenses	0.22%	0.33%	0.13%
Acquired fund fees and expenses	0.04%	0.04%	0.04%
Total annual Fund operating expenses	1.26%	1.62%	1.17%
Fee waivers and/or expense reimbursements	none	(0.09%)	(0.11%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.26%	1.53%	1.06%

The total annual Fund operating expense ratios are subject to change in response to changes in the Fund’s average net assets and/or for other reasons. A decline in the Fund’s average net assets can be expected to increase the impact of operating expenses on the Fund’s total annual operating expense ratios.

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service and Institutional Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.49% and 1.02%, respectively, through April 30, 2025.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds and other investment companies.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service and Institutional Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Small-Cap Total Return Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investment Class	128	400	692	1,523
Service Class	156	502	873	1,914
Institutional Class	108	361	633	1,411